Form N-1A Supplement	Apr. 01, 2026
Global X Funds | Global X Conscious Companies ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
GLOBAL X FUNDS
(THE “TRUST”)

Global X Conscious Companies ETF (KRMA)

SUPPLEMENT DATED MAY 22, 2026
TO THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED APRIL 1, 2026 FOR THE ABOVE SERIES OF THE TRUST (THE “FUND”), AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Important Notice Regarding Change in Investment Policy and Name

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Fund’s Summary Prospectus, Statutory Prospectus and/or SAI, as applicable.

At a meeting held on May 21, 2026, the Board of Trustees of the Fund approved certain changes to the Fund’s name, ticker, underlying index, investment objective, 80% investment policy, and principal investment strategy. On or around the close of business on July 21, 2026, the following changes will occur, subject to further updates:

1. The Fund’s name and ticker will be replaced with the new name and ticker as set forth in the table below.

Current Fund Name	Current Ticker	New Fund Name	New Ticker
Global X Conscious Companies ETF	KRMA	Global X Morningstar Capital Allocation Leaders ETF	CPTL